TROUBLED DEBT RESTRUCTURINGS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2014	Dec. 31, 2012
Financing Receivables As Troubled Debt Restructurings [Line Items]
Unpaid Principal Balance	$ 10,924	$ 5,950	$ 12,056
Commercial Loan [Member]
Financing Receivables As Troubled Debt Restructurings [Line Items]
Number Of TDRs	3
Outstanding Recorded Investment	1,941
Unpaid Principal Balance	1,941
Commercial Loan [Member] | Real Estate 1-4 Family [Member]
Financing Receivables As Troubled Debt Restructurings [Line Items]
Number Of TDRs	1
Outstanding Recorded Investment	713
Unpaid Principal Balance	713
Commercial Loan [Member] | Real Estate Other [Member]
Financing Receivables As Troubled Debt Restructurings [Line Items]
Number Of TDRs	2
Outstanding Recorded Investment	1,228
Unpaid Principal Balance	$ 1,228